MORGAN STANLEY EMERGING
MARKETS DOMESTIC DEBT FUND,
INC.
AMENDED AND RESTATED BYLAWS


ARTICLE I
Stockholders

           Section 1.1. 	Place of
Meeting. All meetings of the stockholders shall be held at the principal office of the Corporation in the State of Maryland or at such other place as may from time to time be designated by the Board of Directors and stated in the notice of such meeting. In accordance with, and subject to, applicable law, the Board of Directors may determine that a meeting of stockholders not be held at any place but instead may be held solely by means of remote communication.

           Section 1.2. 	Annual
Meetings. The annual meeting of the
stockholders of the Corporation shall be held on such day of each calendar year as shall be designated by the Board of Directors and stated in the notice of such meeting, for the purpose of electing directors for the ensuing year and for the transaction of such other business as may properly be brought before the meeting.

           Section 1.3. 	Special
Meetings. Special meetings of the
stockholders for any purpose or purposes may be called by the Chairman of the Board, the President, or a majority of the Board of Directors. Special meetings of stockholders shall also be called by the Secretary upon receipt of the request in writing signed by stockholders holding not less than a majority of the votes entitled to be cast thereat. Such request shall state the purpose or purposes of the proposed meeting and the matters proposed to be acted on at such proposed meeting. The Secretary shall inform such stockholders of the reasonably estimated costs of preparing and mailing such notice of meeting and upon payment to the Corporation of such costs, the Secretary shall give notice as required in this Article to all stockholders entitled to notice of such meeting.

           Section 1.4. 	Notice of
Meetings of Stockholders. Not less than ten days' and not more than ninety days' written or printed notice of every meeting of stockholders, stating the time and place thereof (and the purpose of any special meeting), shall be given by the Secretary to each stockholder entitled to vote thereat and to each other stockholder entitled to notice of the meeting by leaving the same with such stockholder or at such stockholder's residence or usual place of business or by mailing it, postage prepaid, and addressed to such stockholder at such stockholder's address as it appears upon the books of the Corporation or by any other means permitted by Maryland law. If mailed, notice shall be deemed to be given when deposited in the mail addressed to the stockholder as aforesaid.

           No notice of the time, place or
purpose of any meeting of stockholders need be given to any stockholder who attends in person or by proxy or to any stockholder who, in writing executed and filed with the records of the meeting, either before or after the holding thereof, waives such notice.

           Section 1.5. 	Record Dates.
The Board of Directors may fix, in advance, a record date for the determination of stockholders entitled to notice of or to vote at any stockholders meeting or to receive a dividend or be allotted rights or for the purpose of any other proper determination with respect to stockholders and only stockholders of record on such date shall be entitled to notice of and to vote at such meeting or to receive such dividends or rights or otherwise, as the case may be; provided, however, that such record date shall not be prior to ninety days preceding the date of any such meeting of stockholders, dividend payment date, date for the allotment of rights or other such action requiring the determination of a record date; and further provided that such record date shall not be prior to the close of business on the day the record date is fixed, that the transfer books shall not be closed for a period longer than 20 days, and that in the case of a meeting of stockholders, the record date or the closing of the transfer books shall not be less than ten days prior to the date fixed for such meeting.

           Section 1.6. 	Quorum;
Adjournment of Meetings. The presence in person or by proxy of stockholders entitled to cast a majority of the votes entitled to be cast thereat shall constitute a quorum at all meetings of the stockholders, except as otherwise provided in the Charter of the Corporation (the "Charter"). If, however, such quorum shall not be present or represented at any meeting of the stockholders, the chairman of the meeting, an officer of the Fund or the holders of a majority of the stock present in person or by proxy shall have power to adjourn the meeting from time to time, without notice other than announcement at the meeting, until the requisite amount of stock entitled to vote at such meeting shall be present, to a date not more than 120 days after the original record date. At such adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted at the meeting as originally notified. The chairman of the meeting, an officer of the Fund or the holders of a majority of the stock present in person or by proxy at any meeting also shall have the power to adjourn the meeting from time to time if the vote required to approve or reject any proposal described in the original notice of such meeting is not obtained, without notice other than announcement at the meeting, until the requisite amount of stock entitled to vote at such meeting shall be present, to a date not more than 120 days after the original record date (with proxies being voted for or against adjournment consistent with the votes for and against the proposal for which the required vote has not been obtained).

           The stockholders present either in
person or by proxy, at a meeting which has been duly called and convened, may continue to transact business until adjournment, notwithstanding the withdrawal of enough stockholders to leave less than a quorum.

           Section 1.7.	Voting and
Inspectors. Unless otherwise provided in the Charter (including the articles supplementary for any class or series which may be classified or reclassified), at all meetings, stockholders of record entitled to vote thereat shall have one vote for each share of capital stock standing in such stockholder's name on the books of the Corporation (and such stockholders of record holding fractional shares, if any, shall have proportionate voting rights) on the date for the determination of stockholders entitled to vote at such meeting, either in person or by proxy appointed by instrument in writing subscribed by such stockholder or his duly authorized attorney.

           All elections shall be had and all
questions and other matters shall be decided by a majority of the votes cast at a duly constituted meeting, except as otherwise provided by statute or by the Charter or by these Bylaws.

           At any election of directors, the
chairman of the meeting may, and upon the request of the holders of ten percent (10%) of the stock entitled to vote at such election shall, appoint two inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall after the election make a certificate of the result of the vote taken. No candidate for the office of director shall be appointed such Inspector.

           Section 1.8.	Conduct of
Stockholders' Meetings. The meetings of the stockholders shall be presided over by the Chairman of the Board, or if he is not present, by the President, or if he is not present, by a Vice-President, or if none of them is present, by a Chairman to be elected at the meeting.
The Secretary of the Corporation, if present, shall act as a Secretary of such meetings, or if he is not present, an Assistant Secretary shall so act; if neither the Secretary nor the Assistant Secretary is present, then the meeting shall elect its Secretary. The order of business and all other matters of procedure at any meeting of stockholders shall be determined by the chairman of the meeting.
The chairman of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of such chairman, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting admission to the time set for the commencement of the meeting; (b) limiting attendance at the meeting to stockholders of record of the Corporation, their duly authorized proxies and other such individuals as the chairman of the meeting may determine; (c) limiting participation at the meeting on any matter to stockholders of record of the Corporation entitled to vote on such matter, their duly authorized proxies and other such individuals as the chairman of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) maintaining order and security at the meeting; (f) removing any stockholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairman of the meeting; and (g) recessing or adjourning the meeting to a later date and time and place announced at the meeting. Unless otherwise determined by the chairman of the meeting, meetings of stockholders shall not be required to be held in accordance with the rules of parliamentary procedure.

           Section 1.9.	Concerning
Validity of Proxies, Ballots, etc. A
stockholder may cast the votes entitled to be cast by the shares of stock owned by such stockholder in person or by proxy executed by the stockholder or by the stockholder's duly authorized agent in any manner permitted by law. Such proxy or evidence of authorization of such proxy shall be filed with the Secretary of the Corporation before or at the time of the meeting. At every meeting of the stockholders, all proxies shall be received and taken in charge of and all ballots shall be received and canvassed by the Secretary of the meeting, who shall decide all questions touching the qualification of voters, the validity of the proxies and the acceptance or rejection of votes, unless inspectors of election shall have been appointed by the chairman of the meeting, in which event such inspectors of election shall decide all such questions.
Unless a proxy provides otherwise, it is not valid for more than eleven months after its date.

           Section 1.10.	Action Without
Meeting. Any action to be taken by
stockholders may be taken without a meeting if (1) all stockholders entitled to vote on the matter consent to the action in writing, (2) all stockholders entitled to notice of the meeting but not entitled to vote at it sign a written waiver of any right to dissent and (3) said consents and waivers are filed with the records of the meetings of stockholders. Such consent shall be treated for all purposes as a vote at the meeting.

           Section 1.11. 	Advance Notice
of Stockholder Nominees for Director and Other Stockholder Proposals.

           (a) The matters to be considered
and brought before any annual or special meeting of stockholders of the Corporation shall be limited to only such matters, including the nomination and election of directors, as shall be brought properly before such meeting in compliance with the procedures set forth in this Section 1.11.

           (b) For any matter to be properly
before any annual meeting of stockholders, the matter must be (i) specified in the notice of annual meeting given by or at the direction of the Board of Directors, (ii) otherwise brought before the annual meeting by or at the direction of the Board of Directors or (iii) brought before the annual meeting in the manner specified in this Section 1.11 by a stockholder of record both at the time of the giving of notice provided for in this Section
1.11 and at the time of the meeting, or a stockholder (a "Nominee Holder") that holds voting securities entitled to vote at meetings of stockholders through a nominee or "street name" holder of record and can demonstrate to the Corporation such indirect ownership and such Nominee Holder's entitlement to vote such securities, and is a Nominee Holder at both the time of the giving of notice provided for in this Section 1.11 and at the time of the meeting. In addition to any other requirements under applicable law and the Charter and Bylaws of the Corporation, persons nominated by stockholders for election as directors of the Corporation and any other proposals by stockholders shall be properly brought before the meeting only if notice of any such matter to be presented by a stockholder at such meeting of stockholders
(the "Stockholder Notice") shall be delivered to the Secretary of the Corporation at the principal executive office of the Corporation not less than 60 nor more than 90 days prior to the first anniversary date of the annual meeting for the preceding year; provided, however, that, if and only if the annual meeting is not scheduled to be held within a period that commences 30 days before such anniversary date and ends 30 days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such
Stockholder Notice shall be given in the manner provided herein by the later of the close of business on (i) the date 60 days prior to such Other Annual Meeting Date or (ii) the
10th day following the date such Other
Annual Meeting Date is first publicly
announced or disclosed. Any stockholder
desiring to nominate any person or persons
(as the case may be) for election as a director or directors of the Corporation shall deliver, as part of such Stockholder Notice: (i) a statement in writing setting forth (A) the name of the person or persons to be nominated, (B) the number and class of all shares of each class of stock of the Corporation owned of record and beneficially by each such person, as reported to such stockholder by such nominee(s), (C) the information regarding each such person required by paragraph (b) of Item 22 of Rule
14a-101 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange
Commission (or the corresponding
provisions of any regulation or rule
subsequently adopted by the Securities and Exchange Commission applicable to the
Corporation), (D) whether such stockholder believes any nominee will be an "interested person" of the Corporation (as defined in the Investment Company Act of 1940, as amended), and, if not an "interested person", information regarding each nominee that will be sufficient for the Corporation to make such determination, and (E) the number and class of all shares of each class of stock of the Corporation owned of record and beneficially by such stockholder; (ii) each such person's signed consent to serve as a director of the Corporation if elected, such stockholder's name and address; and (iii) in the case of a Nominee Holder, evidence establishing such Nominee Holder's indirect ownership of, and entitlement to vote, securities at the meeting of stockholders.
Any stockholder who gives a Stockholder
Notice of any matter proposed to be brought before the meeting (not involving nominees for director) shall deliver, as part of such Stockholder Notice, the text of the proposal to be presented and a brief written statement of the reasons why such stockholder favors the proposal and setting forth such stockholder's name and address, the number and class of all shares of each class of stock of the Corporation owned of record and beneficially by such stockholder, if applicable, any material interest of such stockholder in the matter proposed (other than as a stockholder) and, in the case of a Nominee Holder, evidence establishing such
Nominee Holder's indirect ownership of, and entitlement to vote, securities at the meeting of stockholders. As used herein, shares
"beneficially owned" shall mean all shares, which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

           Notwithstanding anything in this
Section 1.11 to the contrary, in the event that the number of directors to be elected to the Board of Directors of the Corporation is increased and either all of the nominees for director or the size of the increased Board of Directors are not publicly announced or disclosed by the Corporation at least 70 days prior to the first anniversary of the preceding year's annual meeting, a Stockholder Notice shall also be considered timely hereunder, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the Secretary of the Corporation at the principal executive office of the Corporation not later than the close of business on the 10th day following the first date all of such nominees or the size of the increased Board of Directors shall have been publicly announced or disclosed.

           (c) Only such matters shall be
conducted at a special meeting of
stockholders as shall have been brought
before the meeting pursuant to the
Corporation's notice of meeting.
Nominations of individuals for election to the Board of Directors may be made at a special meeting of stockholders at which directors are to be elected (i) pursuant to the Corporation's notice of meeting, (ii) by or at the direction of the Board of Directors or (iii) provided that the Board of Directors has determined that directors shall be elected at such special meeting, by any stockholder of the Corporation who is a stockholder of record both at the time of giving of notice provided for in this Section 1.11 and at the time of the special meeting, who is entitled to vote at the meeting and who complied with the notice procedures set forth in this Section
1.11, or a Nominee Holder that holds voting securities entitled to vote at meetings of stockholders through a nominee or "street name" holder of record and can demonstrate to the Corporation such indirect ownership and such Nominee Holder's entitlement to vote such securities, and is a Nominee Holder both at the time of giving of notice provided for in this Section 1.11 and at the time of the Special Meeting, and who is entitled to vote at the meeting and has complied with the notice procedures set forth in this Section
1.11. In the event the Corporation calls a special meeting of stockholders for the purpose of electing one or more directors to the Board of Directors, any stockholder may nominate a person or persons (as the case may be), for election to such position(s) as specified in the Corporation's notice of meeting, if the Stockholder Notice required by clause (b) of this Section 1.11 hereof shall be delivered to the Secretary of the Corporation at the principal executive office of the Corporation not later than the close of business on the 10th day following the day on which the date of the special meeting and of the nominees proposed by the Board of Directors to be elected at such meeting is publicly announced or disclosed.

           (d) For purposes of this Section
1.11, a matter shall be deemed to have been "publicly announced or disclosed" if such matter is disclosed in a press release reported by the Dow Jones News Service, Associated
Press or comparable national news service or in a document publicly filed by the Corporation with the Securities and
Exchange Commission.

           (e) In no event shall the
adjournment of an annual or special meeting, or any announcement thereof, commence a new period for the giving of notice as provided in this Section 1.11. This Section
1.11 shall not apply to stockholder proposals made pursuant to Rule 14a-8 under the Exchange Act.

           (f) The person presiding at any
meeting of stockholders, in addition to
making any other determinations that may be appropriate to the conduct of the meeting, shall have the power and duty to determine whether notice of nominees and other matters proposed to be brought before a meeting has been duly given in the manner provided in this Section 1.11 and, if not so given, shall direct and declare at the meeting that such nominees and other matters shall not be considered.

      ARTICLE II
      Board of Directors

           Section 2.1.	Function of
Directors. The business and affairs of the Corporation shall be conducted and managed under the direction of its Board of Directors.
All powers of the Corporation shall be
exercised by or under authority of the Board of Directors except as conferred on or reserved to the stockholders by statute.

           Section 2.2.	Number of
Directors. At any regular meeting or at any special\ meeting called for that purpose, a majority of the entire Board of Directors may establish, increase or decrease the number of directors, provided that the number thereof shall never be more than fifteen directors nor less than the minimum number of directors required under Maryland law. Directors need not be stockholders.

           Section 2.3.	Classes of
Directors. As permitted by Article VI of the Charter and applicable law, the directors shall be divided into three classes, designated
Class I, Class II and Class III. All classes shall be as nearly equal in number as possible and the Board of Directors shall designate from its members the directors to initially serve as Class I directors, Class II directors and Class III directors. The directors as initially classified shall hold office for terms as follows: the Class I directors shall hold office until the date of the annual meeting of stockholders in 2008 or until their successors shall be elected and qualified; the Class II directors shall hold office until the date of the annual meeting of stockholders in 2009 or until their successors shall be elected and qualified; and the Class III directors shall hold office until the date of the annual meeting of stockholders in 2010 or until their successors shall be elected and qualified.
Upon expiration of the term of office of each class as set forth above, the successors to the directors in each such class shall be elected for a term of three years to succeed the directors whose terms of office expire. Each director shall hold office until the expiration of his or her term and until his or her successor shall have been elected and qualified, or until his or her death, or until he or she shall have resigned, or until he or she shall have been removed as provided by statute or the Charter of the Corporation.

           Section 2.4.	Vacancies.
Except as may be provided by the Board of Directors in setting the terms of any class or series of preferred stock, any vacancy on the Board of Directors may be filled only by a majority of the remaining directors, even if the remaining directors do not constitute a quorum. Any director elected to fill a vacancy shall serve for the remainder of the full term of the class in which the vacancy occurred and until a successor is elected and qualifies.

           Section 2.5.	Place of
Meeting. The Directors may hold their
meetings within or outside the State of
Maryland, at any office or offices of the Corporation or at any other place as they may from time to time determine.

           Section 2.6.	Regular
Meetings. Regular meetings of the Board of Directors shall be held at such time and on such notice as the Directors may from time to time determine.

           The annual meeting of the Board
of Directors shall be held as soon as
practicable after the annual meeting of the stockholders for the election of Directors.

           Section 2.7.	Special
Meetings. Special meetings of the Board of Directors may be held from time to time upon call of the Chairman of the Board, the President, the Secretary or two or more of the Directors, by oral or telegraphic or written notice duly served on or sent or mailed to each Director not less than one day before such meeting.

           Section 2.8.	Notices. Unless
required by statute or otherwise determined by resolution of the Board of Directors in accordance with these Bylaws, notices to Directors need not be in writing and need not state the business to be transacted at or the purpose of any meeting and may be given not less than twenty-four (24) hours in advance of the meeting, and no notice need be given to any Director who is present in person or to any Director who, in writing executed and filed with the records of the meeting either before or after the holding thereof, waives such notice. Waivers of notice need not state the purpose or purposes of such meeting.

           Section 2.9.	Quorum.
One-third of the directors then in office shall constitute a quorum for the transaction of business, provided that if there is more than one director, a quorum shall in no case be less than two directors. If at any meeting of the Board there shall be less than a quorum present, a majority of those present may adjourn the meeting from time to time until a quorum shall have been obtained. The act of the majority of the directors present at any meeting at which there is a quorum shall be the act of the Directors, except as may be otherwise specifically provided by statute or by the Charter or by these Bylaws.

           Section 2.10.	Executive
Committee. The Board of Directors may
appoint from the Directors an Executive
Committee to consist of such number of
directors (which may be one or more) as the Board may from time to time determine. The
Chairman of the Committee shall be elected by the Board of Directors. The Board of Directors shall have power at any time to change the members of such Committee and may fill vacancies in the Committee by election from the directors. When the Board of Directors is not in session, to the extent permitted by law, the Executive Committee shall have and may exercise any or all of the powers of the Board of Directors in the management and conduct of the business and affairs of the Corporation. The Executive
Committee may fix its own rules of
procedure, and may meet when and as
provided by such rules or by resolution of the Board of Directors, but in every case the presence of a majority shall be necessary to constitute a quorum. During the absence of a member of the Executive Committee, the remaining members may appoint a member of the Board of Directors to act in his place.

           Section 2.11.	Other
Committees. The Board of Directors may
appoint from the directors other committees which shall in each case consist of such number of directors (which may be one or more) and, to the extent permitted by law, shall have and may exercise such powers as the Board may determine in the resolution appointing them. A majority of all the members of any such committee may determine its action and fix the time and place of its meetings, unless the Board of Directors shall otherwise provide. The Board of Directors shall have power at any time to change the members and powers of any such committee, to fill vacancies and to discharge any such committee.

           Section 2.12.	Telephone
Meetings. Members of the Board of
Directors or a committee of the Board of Directors may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means, subject to the provisions of the Investment Company Act of 1940, as amended, constitutes presence in person at the meeting.

           Section 2.13.	Action Without
a Meeting. Any action required or permitted to be taken at any meeting of the Board of Directors or any committee thereof may be taken without a meeting, if a unanimous consent which sets forth such action is given in writing or by electronic transmission by each member of the Board or of such committee, as the case may be, and such consent is filed with the minutes of the proceedings of the Board or such committee.

           Section 2.14.	Compensation
of Directors. No director shall receive any stated salary or fees from the Corporation for his services as such if such director is, otherwise than by reason of being such Director, an interested person (as such term is defined by the Investment Company Act of 1940, as amended) of the Corporation or of its investment manager or principal underwriter. Except as provided in the preceding sentence, directors shall be entitled to receive such compensation from the Corporation for their services as may from time to time be voted by the Board of Directors.

           Section 2.15.	Selection and
Nomination of Non-Interested Directors.
Subject to approval by a majority of the directors of the Corporation, the directors of the Corporation who are not interested persons of the Corporation (as that term is defined in the Investment Company Act of 1940, as amended) shall select and nominate the directors of the Corporation who are not interested persons of the Corporation.

ARTICLE III
Officers

           Section 3.1.	Executive
Officers. The executive officers of the
Corporation shall be chosen by the Board of Directors. These may include a Chairman of the Board of Directors (who shall be a Director) and shall include a President, a Secretary and a Treasurer. The Board of
Directors or the Executive Committee may also in its discretion appoint one or more
Vice-Presidents, Assistant Secretaries,
Assistant Treasurers and other officers, agents and employees, who shall have such authority and perform such duties as the Board of Directors or the Executive
Committee may determine. The Board of
Directors may fill any vacancy which may occur in any office. Any two offices, except those of President and Vice-President, may be held by the same person, but no officer shall execute, acknowledge or verify any instrument in more than one capacity, if such instrument is required by law or these Bylaws to be executed, acknowledged or verified by two or more officers.

           Section 3.2.	Term of Office.
The term of office of all officers shall be one year and until their respective successors are chosen and qualified. Any officer may be removed from office at any time with or without cause by the vote of a majority of the whole Board of Directors. Any officer may resign his office at any time by delivering a written resignation to the Corporation and, unless otherwise specified therein, such resignation shall take effect upon delivery.

           Section 3.3.	Powers and
Duties. The officers of the Corporation shall have such powers and duties as shall be stated in a resolution of the Board of Directors, or the Executive Committee and, to the extent not so stated, as generally pertain to their respective offices, subject to the control of the Board of Directors and the Executive Committee.

           Section 3.4.	Surety Bonds.
The Board of Directors may require any
officer or agent of the Corporation to execute a bond (including, without limitation, any bond required by the Investment Company
Act of 1940, as amended, and the rules and regulations of the Securities and Exchange
Commission) to the Corporation in such sum and with such surety or sureties as the Board of Directors may determine, conditioned upon the faithful performance of his duties to the Corporation, including responsibility for negligence and for the accounting of any of the Corporation's property, funds or securities that may come into his hands.

ARTICLE IV
Capital Stock

           Section 4.1.	Certificates for
Shares. Subject to the authority of the Board of Directors to cause some or all of the shares of any class or series of stock to be issued without certificates, each stockholder of the Corporation shall be entitled to a certificate or certificates for the full number of shares of stock of the Corporation owned by him in such form as the Board may from time to time prescribe.

           Section 4.2.	Transfer of
Shares. Shares of the Corporation shall be transferable on the books of the Corporation by the holder thereof in person or by his duly authorized attorney or legal representative, upon surrender and cancellation of certificates, if any, for the same number of shares, duly endorsed or accompanied by proper instruments of assignment and transfer, with such proof of the authenticity of the signature as the Corporation or its agents may reasonably require; in the case of shares not represented by certificates, the same or similar requirements may be imposed by the Board of Directors.

           Section 4.3.	Stock Ledgers.
The stock ledgers of the Corporation,
containing the names and addresses of the stockholders and the number of shares held by them respectively, shall be kept at the principal offices of the Corporation or, if the Corporation employs a Transfer Agent, at the offices of the Transfer Agent of the Corporation.

           Section 4.4.	Transfer Agents
and Registrars. The Board of Directors may from time to time appoint or remove transfer agents and/or registrars of transfers of shares of stock of the Corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made, all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars of transfers or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only one counter signature by such person shall be required.

           Section 4.5.	Lost, Stolen or
Destroyed Certificates. The Board of
Directors or the Executive Committee or any officer or agent authorized by the Board of Directors or Executive Committee may determine the conditions upon which a new certificate of stock of the Corporation of any class may be issued in place of a certificate which is alleged to have been lost, stolen or destroyed; and may, in its discretion, require the owner of such certificate or such owner's legal representative to give bond, with sufficient surety, to the Corporation and each Transfer Agent, if any, to indemnify it and each such Transfer Agent against any and all loss or claims which may arise by reason of the issue of a new certificate in the place of the one so lost, stolen or destroyed.

      ARTICLE V
Corporate Seal; Location of Offices; Books;
Net Asset Value

           Section 5.1.	Corporate Seal.
The Board of Directors may provide for a suitable corporate seal, in such form and bearing such inscriptions as it may determine. Any officer or director shall have the authority to affix the corporate seal. If the Corporation is required to place its corporate seal to a document, it shall be sufficient to place the word "(seal)" adjacent to the signature of the authorized officer of the Corporation signing the document. Section
5.2. Location of Offices. The Corporation shall have a principal office in the State of Maryland. The Corporation may, in addition, establish and maintain such other offices as the Board of Directors or any officer may, from time to time, determine.

           Section 5.3.	Books and
Records. The books and records of the
Corporation shall be kept at the places, within or without the State of Maryland, as the directors or any officer may determine;
provided, however, that the original or a certified copy of the Bylaws, including any amendments to them, shall be kept at the Corporation's principal executive office.

           Section 5.4.	Annual
Statement of Affairs. The President or any other executive officer of the Corporation shall prepare annually a full and correct statement of the affairs of the Corporation, to include a balance sheet and a financial statement of operations for the preceding fiscal year. The statement of affairs should be submitted at the annual meeting of stockholders and, within 20 days of the meeting, placed on file at the Corporation's principal office.

           Section 5.5.	Net Asset
Value. The value of the Corporation's net assets shall be determined at such times and by such method as shall be established from time to time by the Board of Directors.

ARTICLE VI
Fiscal Year and Accountant

           Section 6.1.	Fiscal Year. The
fiscal year of the Corporation, unless
otherwise fixed by resolution of the Board of Directors, shall begin on the first day of November and shall end on the last day of October in each year.

           Section 6.2.	Accountant.
The Corporation shall employ an
independent public accountant or a firm of independent public accountants as its
Accountant to examine the accounts of the Corporation and to sign and certify financial statements filed by the Corporation. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any stockholders' meeting called for that purpose.

ARTICLE VII
Indemnification and Insurance

           Section 7.1.	General. The
Corporation shall indemnify, and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to, directors or officers of the Corporation against judgments, penalties, fines, settlements and expenses to the fullest extent authorized and in the manner permitted, by applicable federal and state law.

           Section 7.2.	Indemnification
of Directors and Officers. The Corporation shall indemnify to the fullest extent permitted by law (including the Investment Company
Act of 1940, as amended) as currently in effect or as the same may hereafter be amended, any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director or officer of the Corporation or, while a director or officer of the Corporation, serves or served at the request of the Corporation any other enterprise as a director, officer, trustee, employee or agent. To the fullest extent permitted by law (including the Investment
Company
      Act of 1940, as amended) as currently
in effect or as the same may hereafter be amended, expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed in advance of final disposition of a proceeding
(without requiring a preliminary
determination of the ultimate entitlement to indemnification) by the Corporation promptly upon receipt by it of (i) a written undertaking by or on behalf of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation and (ii) a written affirmation by the person of the person's good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met. The Corporation shall have the power, with the approval of the Board of Directors, to provide indemnification and advancement of expenses to any employee or agent of the Corporation. The rights provided to any person by this Article VII shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director, officer, employee or agent as provided above. No amendment of this
Article VII shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.
For purposes of this Article VII, the term
"Corporation" shall include any predecessor of the Corporation and any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term "other enterprises" shall include any corporation, partnership, joint venture, trust or employee benefit plan; service "at the request of the Corporation" shall include service as a director, officer, trustee, employee or agent of the Corporation which imposes duties on, or involves services by, such person with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of the Corporation.

           Section 7.3.	Insurance.
Subject to the provisions of the Investment
Company Act of 1940, as amended, the
Corporation, directly, through third parties or through affiliates of the Corporation, may purchase, or provide through a trust fund, letter of credit or surety bond insurance on behalf of any person who is or was a director or officer of the Corporation, or who, while a Director or officer of the Corporation, is or was serving at the request of the Corporation as a Director or officer, trustee or agent of another foreign or domestic corporation, partnership joint venture, trust or other enterprise against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have the power to indemnify such person against such liability.

ARTICLE VIII
Custodian

           The Corporation shall have as
custodian or custodians one or more trust companies or banks of good standing, foreign or domestic, as may be designated by the Board of Directors, subject to the provisions of the Investment Company Act of 1940, as amended, and other applicable laws and regulations; and the funds and securities held by the Corporation shall be kept in the custody of one or more such custodians, provided such custodian or custodians can be found ready and willing to act, and further provided that the Corporation and/or the Custodians may employ such subcustodians as the Board of Directors may approve and as shall be permitted by law.

      ARTICLE IX
      Amendment of Bylaws

           The Bylaws of the Corporation
may be altered, amended, added to or
repealed only by majority vote of the entire
Board of Directors.